Related Party Transactions	6 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

9.Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, and include directors and officers of the Company.

Compensation to key management is comprised of the following:

	December 31,	December 31,
	2023	2022
Management and director fees	$1,314	$1,024
Benefits	12	—
Share-based payments	4,929	—
	$6,255	$1,024

As at December 31, 2023, there is $149 (June 30, 2023: $1,373) in accounts payable and accrued liabilities owing to officers of the Company. Amounts due to/from the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

On June 17, 2022, the Company entered into a Master Services Agreement (“the MSA”) with Telescope Innovations Corp. (“Telescope”). Robert Mintak, CEO of the Company and Dr. Andy Robinson, President and COO of the Company are directors of Telescope Innovations Corp. Under the MSA, Telescope provided various research and development (“R&D”) services for the purpose of developing new technologies. The Company funded an initial project for one year under the MSA, which will aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigating the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope as required. The Company incurred $760 (June 30, 2023:  $764) of costs related to this agreement during the six months ended December 31, 2023.

As at December 31, 2023, there is $80 (June 30, 2023:  $115) in accounts payable and accrued liabilities owing to Telescope. Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.

On November 7, 2023, the Company adopted an Executive Officer Incentive Compensation Clawback Policy to comply with new rules of the New York Stock Exchange American set forth in Listed Company Manual Section 811 – Erroneously Awarded Compensation and Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, as codified by Section 10D and Rule 10D-1 of the U.S. Securities Exchange Act of 1934.